Note 13 - Shareholders' Equity (Details Textual)	12 Months Ended
Dec. 31, 2023 shares
Number of Class A Common Stock Convertible with Each Class B Common Stock (in shares)	1
Common Class A [Member]
Common Stock, Votes Per Share	1
Common Class B [Member]
Common Stock, Votes Per Share	10